COMMITMENTS AND CONTINGENCIES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Lease expense	$ 5,203,951	$ 4,012,062	$ 4,166,690
Future minimum capital lease payments
2016	13,009,660
2017	10,985,094
2018	2,814,679
2019	2,814,679
2020	7,881,085
Total minimum lease payments	37,505,197
Less amounts representing interest	(4,551,564)
Present value of total minimum capital lease payments (at rates ranging from 4.68% to 7.41%)	32,953,633
Less: current portion of capital lease obligation	11,279,996
Capital lease obligation, excluding current portion	21,673,637
Future minimum operating lease payments
2016	3,896,144
2017	2,199,024
2018	1,315,126
2019	1,103,474
2020	930,363
Thereafter	5,131,207
Total minimum lease payments	$ 14,575,338
Minimum
Future minimum capital lease payments
Rate of interest for present value of minimum capital lease payments (as a percent)	4.68%
Maximum
Future minimum capital lease payments
Rate of interest for present value of minimum capital lease payments (as a percent)	7.41%